ALLIANCE MUNICIPAL TRUST
-CALIFORNIA PORTFOLIO

ALLIANCECAPITAL



SEMI-ANNUAL REPORT
DECEMBER 31, 1995
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1995 (UNAUDITED)   ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD             VALUE
---------------------------------------------------------------------------
           MUNICIPAL BONDS-88.1%
           CALIFORNIA-88.1%
           ALAMEDA COUNTY IDB
           (Ream Enterprises Project)
           Series A AMT VRDN*
$  1,300   11/01/20                                5.45%        $ 1,300,000
           ALAMEDA COUNTY IDR
           (Heat Control Project)
           Series '95A AMT VRDN*
   4,600   11/01/25                                5.45           4,600,000
           ALAMEDA COUNTY IDR
           (JMS Family Partnership Proj.)
           Series '95A AMT VRDN*
   2,600   10/01/25                                5.45           2,600,000
           ALAMEDA COUNTY TRAN
           (Board of Education)
   5,000   7/05/96                                 4.00           5,012,066
           ALAMEDA COUNTY TRAN
           (Unified School District)
   4,335   7/05/96                                 3.81           4,349,056
           ASSOCIATION OF BAY AREA GOVERNMENT IDR
           (Reliance Tech Services, Inc.)
           Series '95A AMT VRDN*
   3,300   10/01/19                                5.65           3,300,000
           CALIFORNIA COMM. DEV. CORP. IDR
           Howard Leight and Associates
           Series B AMT VRDN*
   3,500   7/01/20                                 5.75           3,500,000
           CALIFORNIA ECON. DEV. AUTH. IDR
           (National R.V. Inc.)
           Series '95 AMT VRDN*
   4,000   12/01/20                                5.75           4,000,000
           CALIFORNIA ECON. DEV. FIN. AUTH.
           (Inland Empire Venture L.L.C.)
           Series '95 AMT VRDN*
   2,500   7/01/25                                 5.25           2,500,000
           CALIFORNIA ECON. DEV. FIN. AUTH.
           (Valley Plating Works, Inc.)
           Series '95 AMT VRDN*
   6,100   10/01/20                                5.55           6,100,000
           CALIFORNIA GO RAW
           Series C
  10,000   4/25/96                                3.40-3.83      10,063,161
           CALIFORNIA HFA SFMR
           (Home Mortgage) Series '95E AMT PPB*
   3,500   8/01/27                                 4.60           3,500,000
           CALIFORNIA PCFA
           (Western Waste Industries Project)
           Series '94A AMT VRDN*
   9,600   10/01/06                                5.20           9,600,000
           CALIFORNIA PCFA PCR
           (Wadham Energy Project)
           Series B AMT VRDN*
   1,700   11/01/17                                5.15           1,700,000
           CALIFORNIA PCFA SOLID WASTE
           (Athens Disposal Co. Project)
           Series '95 AMT VRDN*
   5,000   12/01/16                                5.20           5,000,000
           CALIFORNIA PCFA SOLID WASTE
           (Burrtec Waste Project)
           Series A AMT VRDN*
   2,000   10/01/02                                5.25           2,000,000
           CALIFORNIA PCFA SOLID WASTE
           (CR&R Inc. Project)
           Series '95A AMT VRDN*
   2,000   10/01/10                                5.20           2,000,000
           CALIFORNIA PCFA SOLID WASTE
           (Gilton Solid Waste Management)
           Series '95A AMT VRDN*
   2,900   1/01/05                                 5.25           2,900,000
           CALIFORNIA STATEWIDE COMM. DEV. CORP.
           (Chino Basin Municipal Water)
           Series '90 AMT VRDN*
   2,315   8/01/10                                 5.40           2,315,000
           CALIFORNIA STATEWIDE COMM. DEV.
           CORP. IDR
           (K.U.M. Ltd.) AMT VRDN*
   2,000   6/01/22                                 5.55           2,000,000
           CHULA VISTA IDR
           (Home Depot Project) VRDN*
   2,900   12/01/10                                5.10           2,900,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD             VALUE
---------------------------------------------------------------------------
           CONTRA COSTA COUNTY MFHR
           (Park Regency Apts.)
           Series '92A AMT VRDN*
$  7,000   8/01/32                                 5.30%        $ 7,000,000
           GRAND TERRACE MFHR
           (Mt. Vernon Villas) Series '85A VRDN*
   1,435   12/01/11                                5.20           1,435,000
           INDIO HOUSING AUTH. MFHR
           (Smoketree Apts.) Series A VRDN*
   6,400   12/01/07                                5.55           6,400,000
           LONG BEACH
           Res. Rec.: Southeast Fac. Auth.
           Lease Rev. Series '95B AMT VRDN*
  18,500   12/01/18                                5.30          18,500,000
           LOS ANGELES
           (Channel Gateway Apts.)
           Series '89B AMT VRDN*
  10,600   8/01/19                                 5.45          10,600,000
           LOS ANGELES COUNTY RAN
           Metropolitan Transportation
           Authority Series A
   3,000   4/25/96                                 4.23           3,006,957
           LOS ANGELES COUNTY TRAN
           (Community College Dist.)
   3,000   7/31/96                                 3.95           3,009,217
           LOS ANGELES COUNTY TRAN
           Series '95
  10,000   7/01/96                                 3.73          10,037,041
           LOS ANGELES MFHR
           (Poinsettia Apartment Project)
           Series '89A AMT VRDN*
   5,450   7/01/19                                 5.35           5,450,000
           LOS ANGELES TRAN
           (Unified School District)
  10,500   7/03/96                                 3.93          10,528,132
           MARIN COUNTY HOUSING AUTH. MFHR
           (Crest Marin II Apt.)
           Series A AMT VRDN*
   7,000   10/15/29                                5.45           7,000,000
           MIDPENINSULA CALIFORNIA
           (Regional Open Space District)
           Series '88A VRDN*
   3,275   2/01/08                                 5.30           3,275,000
           MONROVIA REDEV. AGY.
           (Holiday Inn) Series '84 VRDN*
   4,600   12/01/14                                4.15           4,600,000
           MORGAN HILL REDEV. AGY.
           (Kent Trust) VRDN*
$  2,560   12/01/14                                5.53%         $2,560,000
           MORGAN HILL REDEV. AGY.
           (Nob Hill Venture Investors) VRDN*
   1,755   12/01/09                                5.53           1,755,000
           OCEANSIDE MFHR
           (Riverview Springs Apts.)
           Series '90A AMT VRDN*
  10,320   7/01/20                                 5.60          10,320,000
           PANAMA BEUNA VISTA
           (Unified School District
           Capital Improvement
           Financing Project) VRDN*
   5,000   6/01/24                                 5.45           5,000,000
           RIVERSIDE HOUSING AUTHORITY
           (Amanda Park Apartments)
           Series '89B AMT VRDN*
   5,400   5/01/19                                 5.70           5,400,000
           SACRAMENTO COUNTY GO TRAN
   8,000   10/04/96                                3.72           8,056,643
           SACRAMENTO TRAN
           (Unified School District)
   5,000   11/29/96                                3.65           5,015,327
           SAN BERNARDINO COUNTY GO TRAN
           Series '95
   5,000   7/05/96                                 3.95           5,013,439
           SAN FRANCISCO CITY & COUNTY IDR
           (Hoefer Scientific Project)
           Series '92A AMT VRDN*
     960   8/01/07                                 5.80             960,000
           SAN JOSE TRAN
           (Unified School District) Series '95
   8,883   9/19/96                                 4.05           8,925,721
           SANTA ANA IDR
           (Newport Electronics Project)
           Series '88A AMT VRDN*
   1,500   11/01/18                                5.25           1,500,000
           SANTA CLARA GO TRAN
           (Unified Shool District) Series '95
   3,000   7/10/96                                 4.00           3,007,520
           SANTA FE SPRINGS IDR
           (Metal Center Project)
           Series '89A AMT VRDN*
   3,650   7/01/14                                 5.25           3,650,000


2



                                ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD            VALUE
---------------------------------------------------------------------------
           UPLAND COMM. REDEV. AGY MFHR
           (Northwoods 156) Series A VRDN*
$  5,100   3/01/14                                 5.55%       $  5,100,000
           UPLAND COMM. REDEV. AGY. MFHR
           (Northwoods 168) Series B VRDN*
     925   3/01/14                                 5.55             925,000

           Total Municipal Bonds
           (amortized cost $239,269,280)                        239,269,280

           COMMERCIAL PAPER-10.9%
           CALIFORNIA-10.9%
           ANAHEIM ELECTRIC RAN
   2,000   2/13/96                                 3.60           2,000,000
           CALIFORNIA PCFA PCR
           (Pacific Gas & Electric)
           Series '88A AMT
   2,500   2/23/96                                 3.70           2,500,000
           CALIFORNIA PCFA PCR
           (Pacific Gas & Electric)
           Series '88A AMT
   2,500   1/30/96                                 3.75           2,500,000
           CALIFORNIA PCFA PCR
           (Pacific Gas & Electric)
           Series '88D AMT
   4,500   2/23/96                                 3.80           4,500,000
           LONG BEACH
           (Harbor & Terminal Project) AMT
   6,000   2/15/96                                 3.75           6,000,000
           TUSTIN ASSESSMENT DISTRICT 85-1
  12,000   1/17/96                                 4.30          12,000,000

           Total Commercial Paper
           (amortized cost $29,500,000)                          29,500,000

           TOTAL INVESTMENTS-99.0%
           (amortized cost $268,769,280)                        268,769,280
           Other assets less liabilities-1.0%                     2,728,205

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           271,521,585 shares outstanding)                     $271,497,485


+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

   Glossary of Terms:
   AMT   Alternative Minimum Tax
   GO    General Obligation
   HFA   Housing Finance Agency/Authority
   IDB   Industrial Development Board
   IDR   Industrial Development Revenue
   MFHR  Multi-Family Housing Revenue
   PCFA  Pollution Control Financing Authority
   PCR   Pollution Control Revenue
   PPB   Periodic Put Bond
   RAN   Revenue Anticipation Note
   RAW   Revenue Anticipation Warrants
   SFMR  Single Family Mortgage Revenue
   TRAN  Tax & Revenue Anticipation Note
   VRDN  Variable Rate Demand Note

   See notes to financial statements.


3



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $5,301,932

EXPENSES
  Advisory fee (Note B)                              $  672,890
  Distribution assistance and administrative
    service (Note C)                                    427,224
  Transfer agency                                       128,480
  Custodian fees                                         66,207
  Printing                                               24,920
  Registration fees                                      13,149
  Audit and legal fees                                    8,101
  Miscellaneous                                           4,808
  Total expenses                                      1,345,779
  Less: fee waiver                                      (94,204)
                                                                     1,251,575
  Net investment income                                              4,050,357

REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS
  Net realized gain on investments                                       8,349
  Net change in unrealized appreciation of investments                  (7,104)
  Net gain on investments                                                1,245

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $4,051,602



STATEMENTS OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                 SIX MONTHS ENDED
                                                 DECEMBER 31,1995  YEAR ENDED
                                                    (UNAUDITED)   JUNE 30,1995
                                                  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  4,050,357   $  6,199,924
  Net realized gain (loss) on investments                 8,349        (12,411)
  Net change in unrealized appreciation of
    investments                                          (7,104)         7,104
  Net increase in net assets from operations          4,051,602      6,194,617

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (4,050,357)    (6,199,924)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                       35,016,859     16,811,556
  Total increase                                     35,018,104     16,806,249

NET ASSETS
  Beginning of period                               236,479,381    219,673,132
  End of period                                    $271,497,485   $236,479,381


See notes to financial statements.


4



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995 (UNAUDITED)   ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the 'Fund') is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio (the 'Portfolio'), Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1995 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax
(AMT).

4. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the six months ended December 31, 1995 for expenses exceeding .93 of 1% of its average daily net assets. No reimbursement was required for the six months ended December 31, 1995. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $68,128 for the six months ended December 31, 1995.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25 of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1995, the distribution amounted to $336,444 of which $94,204 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support.


5



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                     ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

For the six months ended December 31, 1995, such payments by the Portfolio amounted to $90,780 of which $48,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1995, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1995, the Portfolio had a capital loss carryforward of $32,449, of which $6,234 expires in the year 2000, $13,804 expires in the year 2002 and $12,411 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1995, capital paid-in aggregated $271,521,585. Transactions, all at $1.00 per share, were as follows:

                                                SIX MONTHS ENDED   YEAR ENDED
                                                DECEMBER 31,1995    JUNE 30,
                                                   (UNAUDITED)        1995
                                                ----------------  -------------
Shares sold                                        537,674,741     865,677,866
Shares issued on reinvestments of dividends          4,050,357       6,199,924
Shares redeemed                                   (506,708,239)   (855,066,234)
Net increase                                        35,016,859      16,811,556



NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.

                                          SIX MONTHS
                                             ENDED
                                          DECEMBER 31,                    YEAR ENDED JUNE 30,
                                              1995      -----------------------------------------------------
                                          (UNAUDITED)       1995       1994       1993       1992       1991
                                          ------------  ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of period        $ 1.00        $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                         .015          .027       .018       .020       .032       .043

LESS: DISTRIBUTIONS
Dividends from net investment income         (.015)        (.027)     (.018)     (.020)     (.032)     (.043)
Net asset value, end of period              $ 1.00        $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                             3.02%(b)      2.78%      1.83%      2.05%      3.26%      4.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)  $271,497      $236,479   $219,673   $156,200   $121,317   $111,957
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                             .93%(b)       .93%       .93%       .93%       .95%      1.00%
  Expenses, before waivers and
    reimbursements                            1.00%(b)      1.01%      1.02%      1.02%      1.05%      1.10%
  Net investment income (c)                   3.01%(b)      2.75%      1.82%      2.01%      3.18%      4.32%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Annualized.

(c)  Net of expenses reimbursed or waived by the Adviser.


6



                                ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE
JOHN WINTHROP

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
DREW BIEGEL, VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


7



ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
1345 Avenue of the Americas, New York, NY  10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 3 0 #

For non-touch-tone telephones, call toll-free (800) 221-9513


ALLIANCECAPITAL


DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ALC301996
ACASR